Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 22, 2015
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	0000882381
Amendment Flag	false
Document Creation Date	Dec. 22, 2015
Document Effective Date	Dec. 22, 2015
Prospectus Date	Feb. 27, 2015
Global Fixed Income Opportunities Fund | A
Prospectus:
Trading Symbol	DINAX
Global Fixed Income Opportunities Fund | B
Prospectus:
Trading Symbol	DINBX
Global Fixed Income Opportunities Fund | L
Prospectus:
Trading Symbol	DINCX
Global Fixed Income Opportunities Fund | I
Prospectus:
Trading Symbol	DINDX